Note 6 - Related Party Convertible Bridge Notes (Details) (USD $)				1 Months Ended		4 Months Ended		1 Months Ended					0 Months Ended	1 Months Ended			9 Months Ended					0 Months Ended				0 Months Ended				0 Months Ended					0 Months Ended	1 Months Ended			5 Months Ended		5 Months Ended		5 Months Ended	1 Months Ended		2 Months Ended		2 Months Ended					4 Months Ended	25 Months Ended		1 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2012 Series B Preferred Stock [Member] Related Party Convertible Bridge Notes [Member] Aggregate of the May 2011 Notes, Including June and September 2011 Amendments [Member]	Apr. 30, 2012 Series B Preferred Stock [Member] Related Party Convertible Bridge Notes [Member] Aggregate of the November 2011 Notes, Including January and March Amendments [Member]	Jul. 30, 2012 Series B Preferred Stock [Member] Related Party Convertible Bridge Notes [Member] May 2011 Notes and November 2011 Notes [Member]	Jul. 30, 2012 Series B Preferred Stock [Member]	Nov. 30, 2012 Related Party Convertible Bridge Notes [Member] November 2012 Convertible Promissory Note [Member]	Sep. 30, 2014 Related Party Convertible Bridge Notes [Member] November 2012 Convertible Promissory Note [Member]	Dec. 31, 2013 Related Party Convertible Bridge Notes [Member] November 2012 Convertible Promissory Note [Member]	Dec. 30, 2013 Related Party Convertible Bridge Notes [Member] November 2012 Convertible Promissory Note [Member]	Dec. 31, 2012 Related Party Convertible Bridge Notes [Member] November 2012 Convertible Promissory Note [Member]	Feb. 13, 2013 Related Party Convertible Bridge Notes [Member] 2013 Note Purchase Agreement [Member]	Aug. 31, 2013 Related Party Convertible Bridge Notes [Member] 2013 Note Purchase Agreement [Member]	Jun. 30, 2013 Related Party Convertible Bridge Notes [Member] 2013 Note Purchase Agreement [Member]	Apr. 30, 2013 Related Party Convertible Bridge Notes [Member] 2013 Note Purchase Agreement [Member]	Sep. 30, 2014 Related Party Convertible Bridge Notes [Member] 2013 Note Purchase Agreement [Member]	Dec. 31, 2013 Related Party Convertible Bridge Notes [Member] 2013 Note Purchase Agreement [Member]	Dec. 30, 2013 Related Party Convertible Bridge Notes [Member] 2013 Note Purchase Agreement [Member]	Aug. 07, 2013 Related Party Convertible Bridge Notes [Member] 2013 Note Purchase Agreement [Member]	Feb. 13, 2013 Related Party Convertible Bridge Notes [Member] 2013 Note Purchase Agreement [Member]	Sep. 27, 2013 Related Party Convertible Bridge Notes [Member] September 2013 Note Purchase Agreement [Member]	Sep. 30, 2014 Related Party Convertible Bridge Notes [Member] September 2013 Note Purchase Agreement [Member]	Dec. 30, 2013 Related Party Convertible Bridge Notes [Member] September 2013 Note Purchase Agreement [Member]	Sep. 27, 2013 Related Party Convertible Bridge Notes [Member] September 2013 Note Purchase Agreement [Member]	Nov. 12, 2013 Related Party Convertible Bridge Notes [Member] November 2013 Note Purchase Agreement [Member]	Sep. 30, 2014 Related Party Convertible Bridge Notes [Member] November 2013 Note Purchase Agreement [Member]	Dec. 30, 2013 Related Party Convertible Bridge Notes [Member] November 2013 Note Purchase Agreement [Member]	Nov. 12, 2013 Related Party Convertible Bridge Notes [Member] November 2013 Note Purchase Agreement [Member]	Dec. 27, 2013 Related Party Convertible Bridge Notes [Member] December 2013 Note Purchase Agreement [Member]	Sep. 30, 2014 Related Party Convertible Bridge Notes [Member] December 2013 Note Purchase Agreement [Member]	Dec. 31, 2013 Related Party Convertible Bridge Notes [Member] December 2013 Note Purchase Agreement [Member]	Dec. 30, 2013 Related Party Convertible Bridge Notes [Member] December 2013 Note Purchase Agreement [Member]	Dec. 27, 2013 Related Party Convertible Bridge Notes [Member] December 2013 Note Purchase Agreement [Member]	Mar. 05, 2014 Related Party Convertible Bridge Notes [Member] March 2014 Note Purchase Agreement [Member]	Jun. 30, 2014 Related Party Convertible Bridge Notes [Member] March 2014 Note Purchase Agreement [Member]	Mar. 05, 2014 Related Party Convertible Bridge Notes [Member] March 2014 Note Purchase Agreement [Member]	Jul. 07, 2014 Related Party Convertible Bridge Notes [Member] July 2013 Note Purchase Agreement [Member]	Sep. 30, 2011 Related Party Convertible Bridge Notes [Member] May 2011 Convertible Promissory Note [Member]	May 31, 2011 Related Party Convertible Bridge Notes [Member] May 2011 Convertible Promissory Note [Member]	Sep. 30, 2011 Related Party Convertible Bridge Notes [Member] June 2011 Amendment of May 2011 Convertible Promissory Note [Member]	Jun. 30, 2011 Related Party Convertible Bridge Notes [Member] June 2011 Amendment of May 2011 Convertible Promissory Note [Member]	Sep. 30, 2011 Related Party Convertible Bridge Notes [Member] September 2011 Amendment of May 2011 Convertible Promissory Note [Member]	Apr. 30, 2012 Related Party Convertible Bridge Notes [Member] Aggregate of the May 2011 Notes, Including June and September 2011 Amendments [Member]	Sep. 30, 2011 Related Party Convertible Bridge Notes [Member] Aggregate of the May 2011 Notes, Including June and September 2011 Amendments [Member]	Dec. 31, 2011 Related Party Convertible Bridge Notes [Member] November 2011 Closing of November 2011 Note [Member]	Nov. 30, 2011 Related Party Convertible Bridge Notes [Member] November 2011 Closing of November 2011 Note [Member]	Dec. 31, 2011 Related Party Convertible Bridge Notes [Member] December 2011 Closing of November 2011 Note [Member]	Nov. 30, 2011 Related Party Convertible Bridge Notes [Member] December 2011 Closing of November 2011 Note [Member]	Nov. 30, 2011 Related Party Convertible Bridge Notes [Member] November 2011 Convertible Promissory Note [Member]	Jan. 31, 2012 Related Party Convertible Bridge Notes [Member] January 2012 Amendment to November 2011 Note [Member]	Mar. 31, 2012 Related Party Convertible Bridge Notes [Member] March 2012 Amendment to November 2011 Note [Member]	Apr. 30, 2012 Related Party Convertible Bridge Notes [Member] Three Separate Closings of the January/March 2012 Amendments to November 2011 Note [Member]	Apr. 30, 2014 Related Party Convertible Bridge Notes [Member] Aggregate of the November 2011 Notes, Including January and March Amendments [Member]	Apr. 30, 2012 Related Party Convertible Bridge Notes [Member] Aggregate of the November 2011 Notes, Including January and March Amendments [Member]	Aug. 31, 2013 Related Party Convertible Bridge Notes [Member] 2013 Note Purchase Agreement [Member]	Jun. 30, 2013 Related Party Convertible Bridge Notes [Member] 2013 Note Purchase Agreement [Member]	Dec. 30, 2013 Related Party Convertible Bridge Notes [Member]
Note 6 - Related Party Convertible Bridge Notes (Details) [Line Items]
Debt Instrument, Face Amount								$ 1,000,000																																$ 1,000,000		$ 1,000,000	$ 1,000,000		$ 3,000,000		$ 250,000		$ 250,000	$ 500,000			$ 1,000,000		$ 1,500,000
Debt Instrument, Interest Rate, Stated Percentage								8.00%													8.00%				8.00%				8.00%					9.00%			9.00%	9.00%		8.00%										8.00%
Minimum Gross Proceeds from Issuance of Common or Preferred Stock								5,000,000					5,000,000									5,000,000				5,000,000				5,000,000
Convertible Debt									0	1,000,000	1,000,000	1,000,000					0	2,500,000	2,500,000				0	500,000			0	500,000			0	375,000	375,000
Interest Payable, Current	13,792	235,603	8,987							88,986	88,986	8,987						130,466	130,466					10,411				5,370					370
Maximum Authorized Convertible Promissory Notes Issuable															2,000,000					2,500,000	1,500,000				500,000				500,000					375,000			1,250,000	250,000													500,000	500,000					2,000,000
Proceeds from Convertible Debt													1,000,000	500,000	500,000	500,000																			200,000	1,050,000																				500,000
Debt Instrument, Convertible, Conversion Price as a Percentage of Purchase Price																					80.00%				70.00%				70.00%					70.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)				$ 0.05	$ 0.05																$ 0.05				$ 0.05				$ 0.05					$ 0.05
Debt Instrument, Redemption Price, Percentage of Principal Amount and Accrued and Unpaid Interest Redeemed																	300.00%																																									300.00%
Warrant to Purchase Series B Convertible Preferred Stock, Coverage Amount, Percentage																																							10.00%		20.00%		20.00%			20.00%		20.00%					20.00%
Debt Conversion, Converted Instrument, Amount						$ 4,709,968																																						$ 3,188,494										$ 1,521,474
Debt Conversion, Converted Instrument, Shares Issued (in Shares)				63,769,863	30,429,485	94,199,348
Stock Issued During Period, Shares, Other (in Shares)							171,199,348
Shares Issued, Price Per Share (in Dollars per share)							$ 0.05